HELD FOR SALE - Summary (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Investment properties	$ 82,915	$ 68,585	$ 64,613
Equity accounted investments	19,435	19,943	20,807
Accounts receivables and other assets	3,483	2,176
Total assets	131,577	112,516
Accounts payable and other liabilities	5,741	3,877
Total liabilities	82,990	70,779
Held for sale
Disclosure of financial assets [line items]
Investment properties	1,673	300
Property, plant and equipment	2	0
Equity accounted investments	127	276
Accounts receivables and other assets	50	0
Total assets	1,852	576	$ 10,510
Accounts payable and other liabilities	57	0
Total liabilities	$ 57	$ 0